UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:      811-2687

NAME OF REGISTRANT:                      VANGUARD MUNICIPAL BOND FUNDS

ADDRESS OF REGISTRANT:                   PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:   ANNE E. ROBINSON
                                         PO BOX 876
                                         VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000

DATE OF FISCAL YEAR END:                 OCTOBER 31

DATE OF REPORTING PERIOD:                JULY 1, 2022 - JUNE 30, 2023

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******************************* FORM N-Px REPORT *******************************
ICA File Number: 81102687E
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD MUNICIPAL BOND FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



===================== VANGUARD MUNICIPAL MONEY MARKET FUND =====================


BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC

Ticker:       MYN            Security ID:  09255E805
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       For          Management
1.3   Elect Director Stayce D. Harris         For       For          Management


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BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND

Ticker:       MPA            Security ID:  09255G503
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       For          Management
1.2   Elect Director Robert Fairbairn         For       For          Management
1.3   Elect Director Lorenzo A. Flores        For       For          Management
1.4   Elect Director Stayce D. Harris         For       For          Management
1.5   Elect Director J. Phillip Holloman      For       For          Management
1.6   Elect Director R. Glenn Hubbard         For       For          Management
1.7   Elect Director Catherine A. Lynch       For       For          Management
1.8   Elect Director John M. Perlowski        For       For          Management
1.9   Elect Director Frank J. Fabozzi         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management


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BLACKROCK MUNIYIELD QUALITY FUND III, INC

Ticker:       MYI            Security ID:  09254E863
Meeting Date: JUL 25, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Cynthia L. Egan          For       Withhold     Management
1.2   Elect Director Robert Fairbairn         For       For          Management
1.3   Elect Director Stayce D. Harris         For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L700
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L809
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y808
Meeting Date: NOV 18, 2022   Meeting Type: Annual
Record Date:  SEP 19, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Margaret L. Wolff        For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director Albin F. Moschner        For       For          Management


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NUVEEN MUNICIPAL CREDIT INCOME FUND

Ticker:       NZF            Security ID:  67070X861
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN MUNICIPAL CREDIT INCOME FUND

Ticker:       NZF            Security ID:  67070X861
Meeting Date: FEB 08, 2023   Meeting Type: Special
Record Date:  NOV 10, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      between NMCIF Merger Sub, LLC, A
      Subsidiary of Nuveen Municipal Credit
      Income Fund, and Nuveen Georgia
      Quality Municipal Income Fund and
      Nuveen Ohio Quality Municipal Income
      Fund


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NUVEEN MUNICIPAL CREDIT OPPORTUNITIES FUND

Ticker:       XNMCX          Security ID:  670663202
Meeting Date: MAY 08, 2023   Meeting Type: Annual
Record Date:  JAN 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Robert L. Young          For       For          Management
1a.2  Elect Director Amy B.r. Lancellotta     For       For          Management
1a.3  Elect Director John K. Nelson           For       For          Management
1a.4  Elect Director Terence J. Toth          For       For          Management
1a.5  Elect Director William C. Hunter        For       For          Management
1a.6  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK QUALITY MUNICIPAL INCOME FUND

Ticker:       NAN            Security ID:  67066X701
Meeting Date: AUG 05, 2022   Meeting Type: Annual
Record Date:  JUN 13, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Ticker:       SBI            Security ID:  958435307
Meeting Date: APR 14, 2023   Meeting Type: Annual
Record Date:  FEB 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel P. Cronin         For       For          Management
1.2   Elect Director Nisha Kumar              For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:       MMU            Security ID:  95766M709
Meeting Date: OCT 21, 2022   Meeting Type: Annual
Record Date:  SEP 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nisha Kumar              For       For          Management
1.2   Elect Director Daniel P. Cronin         For       For          Management
1.3   Elect Director Eileen A. Kamerick       For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


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WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Ticker:       MNP            Security ID:  95766P306
Meeting Date: APR 14, 2023   Meeting Type: Annual
Record Date:  FEB 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel P. Cronin         For       For          Management
1.2   Elect Director Paolo M. Cucchi          For       For          Management
1.3   Elect Director Jane E. Trust            For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 28, 2023
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.